Equity Financing Transactions Table of ownership percentages (Detail)	3 Months Ended
Jun. 30, 2014
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	41,506,175
Ownership percentage	100.00%
SunEdison, Inc. [Member]
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	23,560,251
Ownership percentage	56.80%
Public [Domain]
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	8,280,000
Ownership percentage	20.00%
Samsung Fine Chemicals Co., Ltd. [Member]
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	7,200,000
Ownership percentage	17.30%
Samsung Electronics Co., Ltd. [Member]
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	2,425,578
Ownership percentage	5.80%
Other owners [Member]
Shares issued [Line Items]
Stock Issued During Period, Shares, New Issues	40,346
Ownership percentage	0.10%